Leases - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2020	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Initial term of the lease	39 months
Annual lease rent	$ 4,900
Rent free period	12 months
Weighted-average rate		12.00%